Other Equity and Common Stock Transactions	9 Months Ended	12 Months Ended
	Apr. 30, 2012	Jul. 31, 2011
Equity and Common Stock Transactions
Other Equity and Common Stock Transactions

Note 8— Other Equity and Common Stock Transactions

On March 1, 2011 the Company effected a 32 for one forward stock split of its authorized, issued and outstanding common stock.  As a result, its authorized capital increased from 100,000,000 shares of common stock at $0.001 par value to 3,200,000,000 shares of common stock at $0.0001 par value, and its outstanding common stock has increased from 2,140,000 shares of common stock to 68,480,000 shares of common stock as of that date.  The accompanying consolidated financial statements for the annual prior periods presented have been retroactively adjusted to reflect the effects of the forward stock split.

On March 22, 2011, 17,280,000 shares of common stock held by previous majority stockholders were returned to the Company for no consideration.  The shares were not retired and are available for future issuance.

On May 9, 2011, the Board of Directors authorized the issuance of 200,000 fully vested shares of the Company’s common stock to a consultant in exchange for advisory services.  The shares were valued at $332,000, based on the closing price of the Company’s common stock on the date of issuance, and are amortized over the service period of twelve months.  During the three and nine months ended April 30, 2012, $83,000 and $249,000, respectively, was recorded as consulting expense for these shares.

On September 28, 2011, in consideration for the First Amendment entered into with Inovio, the Company issued to Inovio a warrant to purchase 1,000,000 shares of the Company’s common stock (see Note 6).  The warrant has an exercise price of $1.20 per share, is exercisable immediately upon issuance and has an exercise term of five years.  The warrant also contains a mandatory exercise provision allowing the Company to request the exercise of the warrant in whole provided that the Company’s Daily Market Price (as defined in the warrant) is equal to or greater than $2.40 for twenty consecutive trading days.  The Company completed an evaluation of the warrant issued in connection with this private placement and determined the warrants should be classified as equity within the consolidated balance sheet. The fair value of the warrant is $228,509 (based on the Black-Scholes Option Pricing Model assuming no dividend yield, volatility of 87.62%, and a risk-free interest rate of 0.96%).  In accordance with the guidance, the fair value of the warrants was recorded as a discount to the acquisition obligation to be amortized to interest expense over the remaining term of the modified obligation payable (see Note 6).

On March 24, 2012, in consideration for the Second Amendment entered into with Inovio, the Company issued to Inovio a warrant to purchase 3,000,000 shares of the Company’s common stock (see Note 6).  The warrant has an exercise price of $1.00 per share, is exercisable immediately upon issuance and has an exercise term of five years.  The warrant also contains a mandatory exercise provision allowing the Company to request the exercise of the warrant in whole provided that the Company’s Daily Market Price (as defined in the warrant) is equal to or greater than $2.40 for twenty consecutive trading days.  The Company completed an evaluation of the warrant issued in connection with this private placement and determined the warrants should be classified as equity within the consolidated balance sheet. The fair value of the warrant is $729,602 (based on the Black-Scholes Option Pricing Model assuming no dividend yield, volatility of 125.0%, and a risk-free interest rate of 1.04%).  In accordance with the applicable guidance, the fair value of the warrants will be recorded as part of the loss on debt extinguishment as of the issuance date (see Note 6).

At April 30, 2012 the Company had outstanding warrants to purchase 42,246,000 shares of common stock, with exercise prices ranging from $0.50 to $1.20, all of which were classified as equity instruments.  These warrants expire at various times between June 2016 and March 2017.

The Company has not adopted any policy regarding payment of dividends.  No dividends have been paid during the periods presented.

Note 8—Equity and Common Stock Transactions

                 On March 1, 2011 the Company effected a 32 for one forward stock split of its authorized, issued and outstanding common stock.  As a result, its authorized capital increased from 100,000,000 shares of common stock at $0.001 par value to 3,200,000,000 shares of common stock at $0.0001 par value, and its outstanding common stock has increased from 2,140,000 shares of common stock to 68,480,000 shares of common stock as of that date.  The accompanying consolidated financial statements for the annual prior periods presented have been retroactively adjusted to reflect the effects of the forward stock split.

On March 22, 2011, 17,280,000 shares of common stock held by previous majority stockholders were returned to the Company for no consideration.  The shares were not retired and are available for future issuance.

On May 9, 2011, the Board of Directors authorized the issuance of 200,000 fully vested shares of the Company’s common stock to a consultant in exchange for advisory services, pursuant to an exemption from registration under Section 4(2) of the Securities Act.  The shares were valued at $332,000, based on the closing price of the Company’s common stock on the date of grant, and are amortized over the service period of twelve months.  As of July 31, 2011, $83,000 of consulting expense was recorded for these shares.

In May 2011, the Company’s Board of Directors adopted the 2011 Stock Incentive Plan (“the 2011 Plan”), subject to stockholder approval.  The 2011 Plan authorized the Board of Directors to grant incentive stock options and non-statutory stock options to employees, directors, and consultants for up to 5,200,000 shares of common stock.  Under the Plan, incentive stock options and nonqualified stock options can be granted.  Incentive stock options are to be granted at a price that is no less than 100% of the fair value of the stock at the date of grant.  Options vest over a period according to the Option Agreement, and are exercisable for a maximum period of ten years after the date of grant.  Options granted to stockholders who own more than 10% of the outstanding stock of OncoSec at the time of grant must be issued at an exercise price no less than 110% of the fair value of the stock on the date of grant.  No options were issued under the plan during the fiscal year ended July 31, 2011.

At July 31, 2011 we had outstanding warrants to purchase 13,696,000 shares of our common stock, with exercise prices ranging from $0.75 to $1.20.  These warrants expire at various times between  February 2012 and June 2016.  At July 31, 2011, 5,456,000 of these warrants were classified as equity instruments.  The remaining warrants in the amount of 8,240,000 were recorded as derivative liabilities.

The Company has not adopted any policy regarding payment of dividends.  No dividends have been paid during the periods presented.